Fair value measurement (Table)	12 Months Ended
Dec. 31, 2018
Disclosure of fair value measurement [Abstract]
Disclosure of fair value measurement of liabilities [text block]
The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities:

		Fair value measurement using:
	Total	Quoted prices in active markets (Level 1)	Quoted prices in active markets (Level 2)	Quoted prices in active markets (Level 3)
	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2018 -
Assets and liabilities measured at fair value:
Fair value of account receivable	107,549	-	107,549	-
Contingent consideration liability	15,755	-	-	15,755
Hedge instruments	2,759	-	2,759	-

As of December 31, 2017 -
Assets and liabilities measured at fair value:
Fair value of account receivable	152,268	-	152,268	-
Contingent consideration liability	17,570	-	-	17,570
Hedge instruments	28,705	-	28,705	-